POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 41	$ 35
Past service cost	(8)	0
Net interest expense	20	22
Administrative expense	10	11
Total expense recognized in profit and loss	63	68
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	(225)	(147)
Actuarial (gains) and losses arising from changes in demographic assumptions	15	(27)
Actuarial (gains) and losses arising from changes in financial assumptions	(123)	297
Actuarial (gains) and losses arising from experience adjustments	16	14
Total expense (gain) recognized in other comprehensive income	(317)	137
Total expense (gain) recognized in comprehensive income	(254)	205
Post-employment plan
Disclosure of defined benefit plans [line items]
Current service cost	2	3
Past service cost	0	0
Net interest expense	2	3
Administrative expense	0	0
Total expense recognized in profit and loss	4	6
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial (gains) and losses arising from changes in demographic assumptions	(10)	0
Actuarial (gains) and losses arising from changes in financial assumptions	(6)	6
Actuarial (gains) and losses arising from experience adjustments	(12)	(5)
Total expense (gain) recognized in other comprehensive income	(28)	1
Total expense (gain) recognized in comprehensive income	$ (24)	$ 7